Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Customer shares	Dec. 31, 2021 USD ($) Customer $ / shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) Customer shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price | $ / shares							$ 29.48
Aggregate intrinsic value of options exercised	¥ 27,950	$ 4,386		¥ 170,374		¥ 178,577
Weighted average fair value per option granted | $ / shares		$ 23.00	$ 40.52		$ 45.26
The total grant date fair value of options vested	32,226	$ 5,057		¥ 58,092		79,197
Aggregate fair value of outstanding options at the grant date	¥ 89,242						$ 14,004
No of ordinary shares per Ads before division | Customer	1	1		1
No of ordinary shares per Ads after division | Customer	4	4
Unrecognized share-based compensation expenses	¥ 48,884						$ 7,671
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option granted | $ / shares		$ 60.83	$ 44.69
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	3 years 3 months 3 days	3 years 3 months 3 days
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	For share options and restricted shares with service condition or performance condition granted under the Plans, majority are subject to vesting schedules of approximately four years with 25% of the awards vesting each year and have a contractual term of ten years.	For share options and restricted shares with service condition or performance condition granted under the Plans, majority are subject to vesting schedules of approximately four years with 25% of the awards vesting each year and have a contractual term of ten years.
Stock Options [Member] | 2011 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	31,372,400		7,843,100	7,843,100			31,372,400
Stock Options [Member] | 2013 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	13,400,000		3,350,000	3,350,000			13,400,000
Stock Options [Member] | 2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	19,560,000		4,890,000	4,890,000			19,560,000
Stock Options [Member] | 2016 Plan II [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	12,000,000		3,000,000	3,000,000			12,000,000
Options and Restricted Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Original contractual term	10 years	10 years
Options and Restricted Shares [Member] | Maximum [Member] | Awards Vesting Percentage Each Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting	25.00%	25.00%
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	2 years 9 months 29 days	2 years 9 months 29 days
Aggregate fair value of the outstanding restricted shares	¥ 454,972	$ 71,395
Unrecognized compensation expense	262,589						$ 41,206
Weighted average grant date fair value, Granted | $ / shares		$ 50.79	$ 85.44		$ 85.30
Grant date fair value of restricted shares vested	¥ 165,675	$ 25,998		¥ 144,757		¥ 141,227